Stockholders' Deficiency: Schedule of Share-based Compensation, Stock Options, Activity (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Details
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares	3,591,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares	(3,390,503)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 0.0001
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number | shares	200,497
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.0001